Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 49,358	$ 53,205	$ 63,463
Cost of revenue	(56,475)	(49,289)	(59,020)
Gross (loss) profit	(7,117)	3,916	4,443
Other income	480	12	13
Allowance for credit loss on accounts receivable and contract assets	(892)	(13)	(1,347)
Administrative expenses	(3,617)	(2,227)	(877)
Share based compensation expenses	(1,487)
(Loss) profit from operations	(12,633)	1,688	2,232
Finance costs	(392)	(549)	(322)
(Loss) profit before taxation	(13,025)	1,139	1,910
Income tax expense	(186)	(241)	(141)
Net (loss) income	(13,211)	898	1,769
Other comprehensive (expense) income
Exchange difference on translation of foreign operations	(113)	44	28
Total comprehensive (expense) income attributable to shareholders	$ (13,324)	$ 942	$ 1,797
Net (loss) income per share attributable to shareholders
Basic (in Dollars per share)	$ (84)	$ 8	$ 16
Diluted (in Dollars per share)	$ (84)	$ 8	$ 16
Weighted average number of ordinary shares used in computing net (loss) income per share
Basic (in Shares)	15,720,548	11,686,301	11,250,000
Diluted (in Shares)	15,720,548	11,686,301	11,250,000